SHARE-BASED COMPENSATION (Schedule of Options Activity) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 783	$ 10,927	$ 3,181	$ 2,110
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense		1,514	634	332
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense		2,370	731	660
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense		4,849	1,458	765
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense		$ 2,194	$ 358	$ 353